Transactions with Related Parties And Affiliates (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 30, 2011	Oct. 01, 2009	Nov. 16, 2007
Balance Due to Related Parties [Member]
Amount due to related parties	$ 21,748,000	$ 4,077,000
Management Fees Outstanding	17,133,000	4,736,000
Administrative Service Expenses and Other Expenses due to Related Parties	4,615,000	900,000
Amount Due From the Manager	0	1,559,000
General And Administrative Expenses [Member]
Administrative Services Agreement, Date						Nov. 16, 2007
General and Administrative Expenses due to Related Parties	3,883,000	3,447,000	2,725,000
Management Fees [Member]
Management Agreement, Date						Nov. 16, 2007
First Time Management Agreement Revised, Date					Oct. 01, 2009
Second Time Management Agreement Revised, Date				Oct. 01, 2011
Daily Management Fee per Ultra-Handymax Vessel	4.65
Daily Management Fee per Panamax Vessel	4.55
Daily Management Fee per Capesize Vessel	5.65
Management fees	31,689,000	26,343,000	19,746,000
Navios Buena Ventura [Abstract]
Acquisition of the Navios Buena Ventura, Date	Jun. 15, 2012
Purchase Price of the Navios Buena Ventura	67,500,000
Favorable Lease Terms Recognized Through the Acquisition of the Navios Buena Ventura	21,193,000
Navios Luz and Navios Orbiter [Abstract]
Acquisition of the Navios Luz and the Navios Orbiter, Date		May 19, 2011
Purchase Price of the Navios Luz		78,000,000
Purchase Price of the Navios Orbiter		52,000,000
Favorable Lease Terms Recognized Through the Acquisition of the Navios Luz		22,879,000
Favorable Lease Terms Recognized Through the Acquisition of the Navios Orbiter		20,901,000
Common Units Issued for the Purchase of the Navios Luz and the Navios Orbiter		507,916
Valuation of Common Units Issued for Purchase of the Navios Luz and the Navios Orbiter		9,960,000
Cash for Purchase of the Navios Luz and the Navios Orbiter		120,000,000
Nyse Volume Weighted Average Trading Price of Common Units Issued for the Navios Luz and the Navios Orbiter		$ 19.6883
Navios Apollon [Abstract]
Charterparty with Subsidiary of Navios Holdings for the Navios Apollon, Date	Feb. 16, 2012
Daily Charter Rate of the Navios Apollon, Net per Day for the First Year	12,500
Daily Charter Rate of the Navios Apollon, Net per Day for the Second Year	13,500
Profit Sharing based on Actual Earnings	50/50
Revenue from Navios Apollon Charterparty with Navios Holdings	4,091,000	0	0
Navios Prosperity [Abstract]
Charterparty with Subsidiary of Navios Holdings for the Navios Prosperity, Date	May 29, 2012
Daily Charter Rate of the Navios Prosperity, Net per Day for One Year	12,000
Profit Sharing	The first $1500 in Profits Above the Base Rate and Thereafter all Profits will be split 50% to each party
Revenue from Navios Prosperity Charterparty with Navios Holdings	2,364,000	0	0
Navios Libra [Abstract]
Charterparty with Subsidiary of Navios Holdings for the Navios Libra, Date	Sep. 30, 2012
Daily Charter Rate of the Navios Libra, Net per Day for Three Years	12,000
Profit Sharing based on Actual Earnings	50/50
Revenue from Navios Libra Charterparty with Navios Holdings	902,000	0	0
Others [Abstract]
Conversion of Subordinated Units to Common Units, Date	Jan. 01, 2012
Conversion of Subordinated Units into Common Units Units	7,621,843
Conversion of Subordinated Series A Units to Common Units, Date	Jun. 29, 2012
Conversion of Subordinated Series A Units into Common Units Units	1,000,000
Percentage of ownership interest in Navios Partners	23.20%
Navios Partners'common units held by Navios Holdings	14,223,763
Navios Partners'agreement with Navios Holdings for supplemental credit default insurance, Date	Nov. 15, 2012
Maximum cash payment by which Navios Holdings will provide supplemental credit default insurance to Navios Partners	$ 20,000,000